Tema American Reshoring ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Building Products - 2.6%
Modine Manufacturing Co. (a)	28,449	$4,612,436

Chemicals - 2.9%
Linde PLC	11,771	4,829,877
Solstice Advanced Materials, Inc. (a)	6,310	300,861
		5,130,738

Commercial Services & Supplies - 1.4%
Clean Harbors, Inc. (a)	10,979	2,498,381

Construction & Engineering - 4.3%
API Group Corp. (a)	194,613	7,698,890

Construction Materials - 7.5%
CRH PLC	56,332	6,757,587
Vulcan Materials Co.	21,968	6,529,768
		13,287,355

Electrical Equipment - 19.5%
ABB Ltd.	83,628	6,010,470
Eaton Corp. PLC	16,549	5,724,134
Emerson Electric Co.	13,361	1,782,090
Powell Industries, Inc.	30,189	9,757,688
Rockwell Automation, Inc.	29,154	11,540,902
		34,815,284

Electronic Equipment, Instruments & Components - 5.1%
Cognex Corp.	240,756	9,172,804

Industrial Conglomerates - 2.7%
Honeywell International, Inc.	25,241	4,851,068

Life Sciences Tools & Services - 3.0%
Lonza Group AG	7,866	5,387,000

Machinery - 32.8% (b)
Atmus Filtration Technologies, Inc.	88,977	4,503,126
Caterpillar, Inc.	20,099	11,572,200
Ingersoll Rand, Inc.	88,610	7,118,928
Parker-Hannifin Corp.	10,280	8,858,276
SPX Technologies, Inc. (a)	36,260	7,797,350
Terex Corp.	181,174	8,372,051
Timken Co.	125,139	10,185,063
		58,406,994

Metals & Mining - 6.0%
ATI, Inc. (a)	77,353	7,797,183
Commercial Metals Co.	44,936	2,866,018
		10,663,201

Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8,185	2,386,009

Trading Companies & Distributors - 9.9%
Applied Industrial Technologies, Inc.	37,055	9,590,575
Fastenal Co.	130,770	5,283,108
Herc Holdings, Inc.	20,533	2,756,966
		17,630,649
TOTAL COMMON STOCKS (Cost $151,060,860)		176,540,809

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.91% (c)	1,613,974	1,613,974
TOTAL MONEY MARKET FUNDS (Cost $1,613,974)		1,613,974

TOTAL INVESTMENTS - 99.9% (Cost $152,674,834)		178,154,783
Other Assets in Excess of Liabilities - 0.1%		135,036
TOTAL NET ASSETS - 100.0%		$178,289,819

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Tema ETF Trust
Tema American Reshoring ETF
Notes to Quarterly Schedule of Investments
November 30, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$176,540,809	$–	$–	$176,540,809
Money Market Funds	1,613,974	–	–	1,613,974
Total Investments	$178,154,783	$–	$–	$178,154,783

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of November 30, 2025
(% of Net Assets)

United States	$151,889,583	85.3%
Ireland	12,481,721	7.0
Switzerland	11,397,470	6.3
Taiwan	2,386,009	1.3
Other Assets in Excess of Liabilities	135,036	0.1
	$178,289,819	100.0%

Sector Classification as of November 30, 2025
(% of Net Assets)

Industrials	$133,698,449	75.0%
Materials	21,284,111	12.0
Information Technology	11,558,813	6.4
Health Care	5,387,000	3.0
Consumer Discretionary	4,612,436	2.6
Money Market Funds	1,613,974	0.9
Other Assets in Excess of Liabilities	135,036	0.1
	$178,289,819	100.0%